Share Based Compensation (Tables)	12 Months Ended
Sep. 30, 2017
Share Based Compensation [Abstract]
Summary Of Share Based Compensation Expense

(in millions)	2017	2016	2015
SBH	$47.7	$57.2	$41.0
SB/RH	44.9	52.1	35.2

Summary Of Activity Of The RSUs Granted

	SBH			SB/RH
(in millions, except per share data)	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
Time-based grants	0.3	$133.05	$39.3	0.3	$132.93	$37.8
Performance-based grants
Vesting in less than 12 months	—	$137.54	$0.1	—	$137.54	$0.1
Vesting in 12 to 24 months	0.1	122.65	13.0	0.1	122.65	13.0
Vesting in more than 24 months	0.3	122.43	36.0	0.3	122.43	$36.0
Total performance-based grants	0.4	$122.39	$49.1	0.4	$122.53	$49.1
Total grants	0.7	$127.00	$88.4	0.7	$126.85	$86.9

Summary Of Non-Vested RSUs Activity

	SBH			SB/RH
(in millions, except per share data)	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date	Shares	Weighted Average Grant Date Fair Value	Fair Value at Grant Date
At September 30, 2014	0.8	67.66	$56.0	0.8	67.90	$54.6
Granted	0.6	92.51	52.9	0.5	93.12	42.3
Forfeited	(0.1)	85.16	(5.3)	(0.1)	85.16	(5.3)
Vested	(0.7)	69.00	(50.4)	(0.7)	68.98	(49.5)
At September 30, 2015	0.6	87.50	$53.2	0.5	87.71	$42.1
Granted	0.6	94.88	56.0	0.6	95.00	54.1
Forfeited	(0.1)	92.26	(6.6)	(0.1)	92.26	(6.6)
Vested	(0.5)	86.97	(47.8)	(0.5)	86.78	(44.3)
At September 30, 2016	0.6	$94.97	$54.8	0.5	$96.92	$45.3
Granted	0.7	127.00	88.4	0.7	126.85	86.9
Forfeited	—	118.89	(1.4)	—	118.89	(1.4)
Vested	(0.5)	109.03	(54.6)	(0.5)	111.98	(48.4)
At September 30, 2017	0.8	$114.67	$87.2	0.7	$116.32	$82.4